Annual Fund Operating Expenses - Transamerica Madison Diversified Income VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual fund operating expenses	0.79%
Service
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%	[1]
Total annual fund operating expenses	1.04%

[1]	Other expenses for Initial Class Shares are based on estimates for the current fiscal year.